Derivatives (Schedule Of Derivative Activities Associated With Trust Preferred Loans) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Loans, net of unearned income		$ 19,589,520	[1]	$ 17,686,502	[1]	$ 16,230,166
Hedging Instruments [Member] | Loan Portfolio Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional		6,500		6,500
Interest Rate Derivative Liabilities at Fair Value		208		488
Gains/(Losses)		280		256
Hedged Items [Member] | Loan Portfolio Hedging [Member] | Trust Preferred Loans [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loans, net of unearned income	[2],[3]	6,500		6,500
Gains/(Losses)	[3],[4]	$ (276)		$ (253)

[1]	December 31, 2016 and 2015 include $28.5 million and $29. 7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	Represents principal balance being hedged.
[3]	Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.
[4]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.